Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses
Product development cost	467,803	0	800,645	0
General and administrative	939,554	25,307	2,519,215	46,258	11,920	5,696
Officer and director fees	1,089,489	0	2,659,219	0	0	0
Investor relations	170,466	0	929,516	0
Professional fees	211,678	0	329,939	0	27,813	27,045
Amortization	8	8	23	23
Total operating expenses	2,878,998	25,315	7,238,557	46,281	39,733	32,741
Loss from operations	(2,878,998)	(25,315)	(7,238,557)	(46,281)	(39,733)	(32,741)
Depreciation					0	0
Other income (expense)
Interest income	7	0	119	0	0	1
Interest expense	(38,149)	(1,541)	(40,225)	(1,541)	0	(10)
Financing fees	(387,629)	0	(387,629)	0
Total other income (expense)	(425,771)	(1,541)	(427,735)	(1,541)	0	(9)
Loss before taxes	(3,304,769)	(26,856)	(7,666,292)	(47,822)	(39,733)	(32,750)
Income taxes
Income tax benefit	0	0	0	0	0	0
Income tax expense	0	0	0	0	0	0
Total income tax benefit (expense)	0	0	0	0	0	0
Net loss	$ (3,304,769)	$ (26,856)	$ (7,666,292)	$ (47,822)	$ (39,733)	$ (32,750)
Net loss per common share, basic and diluted	$ (0.05)	$ (0.01)	$ (0.12)	$ (0.04)	$ (0.01)	$ (0.01)
Weighted average number of common stock shares outstanding, basic and diluted	67,638,739	3,000,000	66,334,415	1,111,111	2,981,889	2,981,889